Note 7 - Property And Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Internal Use Software [Member] USD ($)	Mar. 31, 2013 Internal Use Software [Member] JPY (¥)	Mar. 31, 2012 Internal Use Software [Member] JPY (¥)	Mar. 31, 2013 Software To Be Leased [Member] USD ($)	Mar. 31, 2013 Software To Be Leased [Member] JPY (¥)	Mar. 31, 2012 Software To Be Leased [Member] JPY (¥)	Mar. 31, 2011 Software To Be Leased [Member] JPY (¥)
Note 7 - Property And Equipment (Details) [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 73,814	¥ 6,950,249	¥ 6,522,033	¥ 5,454,138
Gain (Loss) on Disposition of Assets	155	14,638	62,368	23,588
Capitalized Computer Software, Gross					168,990	15,912,108	13,785,469	27,120	2,553,608	1,729,517
Capitalized Computer Software, Net								20,735	1,952,450	1,477,896
Capitalized Computer Software, Amortization								$ 3,712	¥ 349,537	¥ 208,435	¥ 43,186